OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of Other Reserves
Total other reserves for the years ended December 31, 2020 and 2019 have been recognized in the consolidated financial statements as follows:

Years ended December 31	2020	2019
Foreign currency translation reserve
Balance, beginning and end of year	$781	$781

Fair value reserve
Balance, beginning of year	(5,195)	(37,240)
Gain on marketable securities at FVTOCI, net of tax	19,297	29,819
Unrealized (loss) gain on effective portion of derivative, net of tax	(5,215)	2,226
Realized loss reclassified to net income	4,513	—
Balance, end of year	13,400	(5,195)

Share-based compensation reserve
Balance, beginning of year	52,253	49,696
Acquisition of Alacer (notes 1(a) and 4(a))	15,419	—
Exercise of stock options	(2,976)	(2,804)
Settlement of RSUs and PSUs	(15,632)	—
Transfer of cash-settled RSUs and PSUs	(4,138)	—
Transfer of equity-settled PSUs	—	1,356
Share-based compensation	8,494	4,005
Balance, end of year	53,420	52,253

Other
Balance, beginning of year	(28,077)	(29,540)
Acquisition of non-controlling interest (note 4(b))	—	1,463
Other	1,046	—
Balance, end of year	(27,031)	(28,077)

Total balance, end of year	$40,570	$19,762